Supplemental Consolidated Statements of Income Information (Components of Other Operating Expense, Net) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Component Of Other Operating Income And Expense [Line Items]
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net	[1]	¥ (4,259)	¥ (31,778)	¥ 1,716
(Gain) loss on sale, disposal or impairment of assets, net	[2]	195,341	90,410	192,605
Other operating (income) expense, net		149,001	47,171	181,658
M3, Inc.
Component Of Other Operating Income And Expense [Line Items]
(Gain) loss on sale, remeasurement, and issuance of shares	[3]	(37,167)	(2)	113
Music Publishing Catalog in Pictures Segment
Component Of Other Operating Income And Expense [Line Items]
Gain on sales of intangible asset				(1,871)
United States Head Quarters
Component Of Other Operating Income And Expense [Line Items]
Gain on sale of building	[4]		(6,545)	(5,991)
Sony City Osaki
Component Of Other Operating Income And Expense [Line Items]
Gain on sale of building	[4]	¥ (4,914)	¥ (4,914)	¥ (4,914)

[1]	Refer to Notes 24 and 25.
[2]	Refer to Notes 9, 13, 19 and 25.
[3]	Refer to Note 5.
[4]	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.